Cost of Revenues	12 Months Ended
Aug. 31, 2025
Cost of Revenues [Abstract]
COST OF REVENUES

16. COST OF REVENUES

Cost of revenues consists of cost directly related to revenue generating activities. The following table shows disaggregated cost of revenues by major categories for the years ended August 31, 2025, 2024 and 2023:

	For the years ended August 31,
	2025	2024	2023
Food and beverages	$2,224,220	$2,397,669	$2,459,167
Payroll and employee benefits expenses	1,219,186	1,296,886	1,394,527
Utilities expenses (restaurants)	209,950	183,609	183,260
Repairs and maintenance expenses (restaurants)	72,181	66,533	50,086
Building management fee (restaurants)	439,342	367,734	355,467
Depreciation of property and equipment	607,314	574,539	411,014
Amortization of right-of-use assets	856,839	804,350	803,707
Cleaning expense	235,038	238,294	229,682
Consumables	33,361	51,007	51,078
Others	45,349	52,551	46,442
Total	$5,942,780	$6,033,172	$5,984,430